Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 63.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,249,394	$12,506,260
Janus Henderson Asia Equity Fund - Class N Shares	435,501	4,759,551
Janus Henderson Contrarian Fund - Class N Shares	439,922	12,625,649
Janus Henderson Emerging Markets Fund - Class N Shares	1,442,526	14,294,519
Janus Henderson Enterprise Fund - Class N Shares	88,101	13,085,054
Janus Henderson European Focus Fund - Class N Shares	65,401	2,714,726
Janus Henderson Forty Fund - Class N Shares	219,083	11,080,891
Janus Henderson Global Equity Income Fund - Class N Shares	949,721	6,457,999
Janus Henderson Global Real Estate Fund - Class N Shares	356,181	5,136,259
Janus Henderson Global Research Fund - Class N Shares	52,009	4,948,570
Janus Henderson Global Select Fund - Class N Shares	374,474	6,598,272
Janus Henderson International Managed Volatility Fund - Class N Shares	1,097,599	8,428,877
Janus Henderson Overseas Fund - Class N Shares	232,752	9,847,788
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	785,794	10,584,474
Janus Henderson Triton Fund - Class N Shares	377,851	11,848,337
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,271,401	13,031,019
		147,948,245
Fixed Income Funds – 37.0%
Janus Henderson Flexible Bond Fund - Class N Shares	1,224,163	12,657,495
Janus Henderson Global Bond Fund - Class N Shares	6,184,358	55,904,419
Janus Henderson High-Yield Fund - Class N Shares	1,789,480	14,333,455
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	1,317,993	3,861,662
		86,757,031
Total Investments (total cost $225,150,757) – 100.0%		234,705,276
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(21,385)
Net Assets – 100%		$234,683,891

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Investment Companies - 100.0%
Equity Funds - 63.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$1,864,522	$(76,511)	$61,697	$(2,193,001)	$12,506,260
Janus Henderson Asia Equity Fund - Class N Shares	126,733	(97,366)	-	(1,395,311)	4,759,551
Janus Henderson Contrarian Fund - Class N Shares	324,495	505,062	848,607	(1,700,756)	12,625,649
Janus Henderson Emerging Markets Fund - Class N Shares	562,535	(254,839)	-	(4,581,644)	14,294,519
Janus Henderson Enterprise Fund - Class N Shares	160,739	212,259	1,895,522	(2,289,481)	13,085,054
Janus Henderson European Focus Fund - Class N Shares	10,576	119,164	-	(286,618)	2,714,726
Janus Henderson Forty Fund - Class N Shares	69,592	637,923	1,033,915	(2,284,109)	11,080,891
Janus Henderson Global Equity Income Fund - Class N Shares	272,646	(30,366)	-	(43,142)	6,457,999
Janus Henderson Global Real Estate Fund - Class N Shares	218,193	471,234	204,886	(685,145)	5,136,259
Janus Henderson Global Research Fund - Class N Shares	76,924	831,513	581,080	(1,580,404)	4,948,570
Janus Henderson Global Select Fund - Class N Shares	110,470	199,663	725,898	(993,512)	6,598,272
Janus Henderson International Managed Volatility Fund - Class N Shares	411,512	(85,066)	643,288	(1,696,647)	8,428,877
Janus Henderson Overseas Fund - Class N Shares	126,424	308,972	-	(738,479)	9,847,788
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	79,828	(40,067)	271,837	(459,891)	10,584,474
Janus Henderson Triton Fund - Class N Shares	270,203	420,503	1,987,953	(3,820,133)	11,848,337
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,530,142	197,484	1,278,952	(2,378,870)	13,031,019
Total Equity Funds	$6,215,534	$3,319,562	$9,533,635	$(27,127,143)	$147,948,245
Fixed Income Funds - 37.0%
Janus Henderson Flexible Bond Fund - Class N Shares	160,930	(33,490)	-	(914,799)	12,657,495
Janus Henderson Global Bond Fund - Class N Shares	1,032,035	(374,105)	161,878	(5,832,037)	55,904,419
Janus Henderson High-Yield Fund - Class N Shares	153,893	(23,498)	-	(885,281)	14,333,455
Janus Henderson Multi-Sector Income Fund - Class N Shares	528,900	882,726	43,544	(1,506,159)	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	44,927	(16,726)	-	(183,063)	3,861,662
Total Fixed Income Funds	$1,920,685	$434,907	$205,422	$(9,321,339)	$86,757,031
Total Affiliated Investments - 100.0%	$8,136,219	$3,754,469	$9,739,057	$(36,448,482)	$234,705,276

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 100.0%
Equity Funds - 63.0%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	13,349,800	2,741,524	(1,315,552)	12,506,260
Janus Henderson Asia Equity Fund - Class N Shares	5,960,424	874,052	(582,248)	4,759,551
Janus Henderson Contrarian Fund - Class N Shares	14,125,732	2,194,995	(2,499,384)	12,625,649
Janus Henderson Emerging Markets Fund - Class N Shares	19,450,827	2,656,138	(2,975,963)	14,294,519
Janus Henderson Enterprise Fund - Class N Shares	15,630,870	2,941,954	(3,410,548)	13,085,054
Janus Henderson European Focus Fund - Class N Shares	2,918,164	676,106	(712,090)	2,714,726
Janus Henderson Forty Fund - Class N Shares	14,068,916	1,890,638	(3,232,477)	11,080,891
Janus Henderson Global Equity Income Fund - Class N Shares	6,524,368	1,663,885	(1,656,746)	6,457,999
Janus Henderson Global Real Estate Fund - Class N Shares	8,192,442	896,706	(3,738,978)	5,136,259
Janus Henderson Global Research Fund - Class N Shares	7,362,080	1,037,881	(2,702,500)	4,948,570
Janus Henderson Global Select Fund - Class N Shares	7,805,251	1,270,642	(1,683,772)	6,598,272
Janus Henderson International Managed Volatility Fund - Class N Shares	7,803,661	3,144,476	(737,547)	8,428,877
Janus Henderson Overseas Fund - Class N Shares	11,321,456	776,678	(1,820,839)	9,847,788
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	11,233,448	1,021,568	(1,170,584)	10,584,474
Janus Henderson Triton Fund - Class N Shares	15,476,296	3,083,154	(3,311,483)	11,848,337
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	12,033,925	5,361,572	(2,183,092)	13,031,019
Fixed Income Funds - 37.0%
Janus Henderson Flexible Bond Fund - Class N Shares	9,145,654	5,461,257	(1,001,127)	12,657,495
Janus Henderson Global Bond Fund - Class N Shares	51,305,436	15,721,104	(4,915,979)	55,904,419
Janus Henderson High-Yield Fund - Class N Shares	-	15,839,835	(597,601)	14,333,455
Janus Henderson Multi-Sector Income Fund - Class N Shares	21,973,931	4,008,583	(25,359,081)	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	-	5,278,859	(1,217,408)	3,861,662

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$147,948,245	$-	$-
Fixed Income Funds	86,757,031	-	-
Total Assets	$234,705,276	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70271 05-22